Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 20, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,805,961,000
Entity Common Stock, Shares Outstanding		66,405,410
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY